Consolidated Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 26.8%
Communication Services 1.7%
CenturyLink, Inc., 144A, 4.0%, 2/15/2027	325,000	315,250
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,236,142
Clear Channel Worldwide Holdings, Inc., 144A, 9.25%, 2/15/2024	298,000	255,535
Interpublic Group of Companies, Inc., 3.5%, 10/1/2020	2,540,000	2,501,424
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	312,375
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	2,522,352
Sirius XM Radio, Inc., 144A, 4.625%, 7/15/2024	1,370,000	1,390,454
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	232,500	231,337
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 2.424% *, 1/19/2023	1,650,000	1,608,486
144A, 3.28%, 4/11/2024	14,000,000	14,495,595
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,910,000	1,886,125
		26,755,075
Consumer Discretionary 4.0%
D.R. Horton, Inc., 2.55%, 12/1/2020	2,755,000	2,716,657
Daimler Finance North America LLC, 144A, 3.35%, 5/4/2021	5,958,000	5,897,693
Ford Motor Credit Co., LLC:
2.343%, 11/2/2020	4,000,000	3,840,000
2.425%, 6/12/2020	3,750,000	3,646,875
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.990%, 2.89% *, 1/5/2023	7,000,000	5,666,703
2.9%, 2/26/2025	5,000,000	4,322,129
3.7%, 11/24/2020	4,000,000	3,960,734
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	6,500,000	6,355,418
Hyundai Capital America:
144A, 2.375%, 2/10/2023	2,090,000	1,970,434
144A, 3-month USD-LIBOR + 0.940%, 2.812% *, 7/8/2021	5,000,000	4,837,068
144A, 3.45%, 3/12/2021	1,333,000	1,332,002
Hyundai Capital Services, Inc., 144A, 2.625%, 9/29/2020	4,000,000	4,006,385
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022	4,000,000	3,811,223
144A, 3.65%, 9/21/2021	2,612,000	2,558,872
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	3,020,000	2,719,641
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,574,401
Volkswagen Group of America Finance LLC, 144A, 2.7%, 9/26/2022	4,160,000	4,023,553
		63,239,788
Consumer Staples 1.1%
Albertsons Companies, Inc., 144A, 3.5%, 2/15/2023	250,000	246,125
Altria Group, Inc., 3.49%, 2/14/2022	3,130,000	3,201,960
BAT Capital Corp., 2.764%, 8/15/2022	7,890,000	7,754,284
Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 2.552% *, 10/22/2020	872,000	862,772
Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 2.392% *, 11/15/2021	3,140,000	2,959,886
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 2.383% *, 4/16/2021	1,418,000	1,380,507
Kraft Heinz Foods Co., 2.8%, 7/2/2020	526,000	522,092
		16,927,626
Energy 1.1%
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	1,830,000	1,771,879
Energy Transfer Operating LP, 4.25%, 3/15/2023	1,170,000	1,059,435
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	2,881,796
MPLX LP, 144A, 3.5%, 12/1/2022	605,000	579,243
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	1,943,935
Precision Drilling Corp., 6.5%, 12/15/2021	542,968	407,226
Range Resources Corp., 5.0%, 8/15/2022	2,800,000	2,099,160
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	4,000,000	1,912,000
Sunoco LP, 4.875%, 1/15/2023	1,220,000	1,165,100
Western Midstream Operating LP:
3-month USD-LIBOR + 0.850%, 2.698% *, 1/13/2023	2,000,000	1,055,000
3.1%, 2/1/2025	1,991,000	1,014,901
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,011,385
		17,901,060
Financials 12.6%
ABN AMRO Bank NV, 144A, 3.4%, 8/27/2021	5,635,000	5,641,762
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	3,485,000	3,156,241
4.875%, 1/16/2024	2,350,000	2,020,456
Air Lease Corp.:
3.75%, 6/1/2026	5,000,000	4,314,411
4.625%, 10/1/2028	3,551,000	2,883,344
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,155,187
5.5%, 2/15/2022	4,000,000	3,642,278
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	7,149,604
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	10,290,000	10,537,604
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,640,000	1,627,700
Banco Santander Chile, 144A, 2.7%, 1/10/2025	3,802,000	3,642,126
Banco Santander SA, 3.125%, 2/23/2023	4,600,000	4,384,847
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	2,773,455
Barclays PLC, 4.61%, 2/15/2023	8,000,000	8,090,113
BBVA USA:
3-month USD-LIBOR + 0.730%, 1.498% *, 6/11/2021	5,000,000	4,852,191
3.5%, 6/11/2021	2,000,000	1,989,550
BPCE SA:
144A, 2.375%, 1/14/2025	300,000	278,539
144A, 3.0%, 5/22/2022	1,500,000	1,485,352
Capital One Financial Corp., 3.9%, 1/29/2024	5,000,000	5,009,530
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	3,000,000	3,006,000
Credit Agricole SA, 144A, 3.375%, 1/10/2022	5,000,000	4,989,667
Danske Bank AS, 144A, 3.001%, 9/20/2022	4,308,000	4,288,636
Discover Bank:
3.35%, 2/6/2023	3,085,000	3,047,176
4.682%, 8/9/2028	1,570,000	1,598,590
AXA Equitable Holdings, Inc., 3.9%, 4/20/2023	9,680,000	9,593,466
Global Bank Corp., 144A, 4.5%, 10/20/2021	5,125,000	4,999,437
HSBC Holdings PLC:
3-month USD-LIBOR + 0.600%, 2.292% *, 5/18/2021	4,111,000	4,026,862
2.95%, 5/25/2021	5,000,000	5,026,111
Huntington National Bank, 3.125%, 4/1/2022	1,840,000	1,875,010
ING Groep NV:
3-month USD-LIBOR + 1.000%, 2.451% *, 10/2/2023	6,000,000	5,655,054
3.15%, 3/29/2022	1,580,000	1,587,480
3.55%, 4/9/2024	3,950,000	3,969,065
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	2,908,900
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,250,499
JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 1.499% *, 6/18/2022	3,000,000	2,884,500
Lloyds Banking Group PLC, 2.438%, 2/5/2026	2,880,000	2,719,509
Morgan Stanley, SOFR + 0.700%, 1.613% *, 1/20/2023	2,000,000	1,861,714
National Australia Bank Ltd., 2.5%, 1/12/2021	2,000,000	2,007,640
Nationwide Building Society, 144A, 3.622%, 4/26/2023	2,460,000	2,446,167
NatWest Markets PLC:
144A, 3-month USD-LIBOR + 1.400%, 2.775% *, 9/29/2022	8,000,000	7,538,026
5.625%, 8/24/2020	5,000,000	4,998,988
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,441,219
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,125,241
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,075,738
Skandinaviska Enskilda Banken AB:
144A, 3-month USD-LIBOR + 0.430%, 2.122% *, 5/17/2021	5,000,000	4,834,926
144A, 3.05%, 3/25/2022	2,750,000	2,791,085
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,566,735
Standard Chartered PLC:
144A, 2.25%, 4/17/2020	6,000,000	5,982,360
144A, 4.247%, 1/20/2023	2,080,000	2,088,156
Synchrony Bank:
3.0%, 6/15/2022	4,310,000	4,280,235
3.65%, 5/24/2021	4,234,000	4,166,353
Turkiye Sinai Kalkinma Bankasi AS, 144A, 6.0%, 1/23/2025	500,000	429,875
		201,694,710
Health Care 0.3%
Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	3,200,000	3,259,968
Becton, Dickinson & Co., 3-month USD-LIBOR + 0.875%, 2.25% *, 12/29/2020	2,121,000	2,049,416
		5,309,384
Industrials 1.6%
Adani Ports & Special Economic Zone Ltd., 144A, 3.95%, 1/19/2022	2,267,000	2,161,849
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,446,662
Bombardier, Inc., 144A, 6.0%, 10/15/2022	3,000,000	2,250,000
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,496,889
Colfax Corp., 144A, 6.0%, 2/15/2024	775,000	747,875
DAE Funding LLC, 144A, 5.25%, 11/15/2021	3,000,000	2,737,500
Delta Air Lines, Inc., 3.4%, 4/19/2021	3,636,000	3,310,674
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	2,039,786
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 1.541% *, 6/15/2021	4,390,000	4,179,770
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	3,500,000	3,325,000
Westinghouse Air Brake Technologies Corp., 3-month USD-LIBOR + 1.300%, 2.041% *, 9/15/2021	1,470,000	1,426,888
		26,122,893
Information Technology 1.5%
Broadcom Corp., 3.625%, 1/15/2024	5,000,000	4,911,409
Broadcom, Inc., 144A, 3.125%, 4/15/2021	5,613,000	5,551,877
Hewlett Packard Enterprise Co., 3-month USD-LIBOR + 0.720%, 2.62% *, 10/5/2021	2,090,000	1,968,049
NXP BV, 144A, 4.625%, 6/1/2023	5,961,000	6,135,465
Seagate HDD Cayman, 4.25%, 3/1/2022	436,000	436,943
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,774,989
		23,778,732
Materials 1.4%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	1,000,000	979,950
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	1,010,000	956,212
CF Industries, Inc., 144A, 3.4%, 12/1/2021	340,000	334,098
Chemours Co., 6.625%, 5/15/2023	2,069,000	1,758,650
CNAC HK Finbridge Co., Ltd., REG S, 4.125%, 3/14/2021	3,000,000	3,016,230
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	486,000	409,151
Glencore Funding LLC, 144A, 4.125%, 3/12/2024	4,640,000	4,265,397
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	261,000
International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	2,050,000	2,059,200
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,325,025
Syngenta Finance NV, 144A, 3.698%, 4/24/2020	2,571,000	2,566,055
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,106,227
		22,037,195
Real Estate 0.2%
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	450,450
iStar, Inc., (REIT), 4.25%, 8/1/2025	450,000	370,080
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,734,668
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	140,000	130,550
		3,685,748
Utilities 1.3%
CenterPoint Energy, Inc., 3.6%, 11/1/2021	2,030,000	2,025,821
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,149,235
DTE Energy Co., Series B, 2.6%, 6/15/2022	4,100,000	4,010,099
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	4,740,000	4,820,681
NextEra Energy Capital Holdings, Inc., Series H, 3.342%, 9/1/2020	4,966,000	4,971,118
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,296,750
		20,273,704
Total Corporate Bonds (Cost $448,985,762)		427,725,915
Asset-Backed 8.6%
Automobile Receivables 3.1%
AmeriCredit Automobile Receivables Trust:
"A3", Series 2017-2, 1.98%, 12/20/2021	242,233	241,938
"C", Series 2019-2, 2.74%, 4/18/2025	2,760,000	2,674,647
"C", Series 2016-2, 2.87%, 11/8/2021	588,307	587,751
"D", Series 2017-1, 3.13%, 1/18/2023	6,830,000	6,739,463
Canadian Pacer Auto Receivables Trust:
"A3", Series 2019-1A, 144A, 2.8%, 10/19/2023	7,170,000	7,184,409
"B", Series 2018-2A, 144A, 3.63%, 1/19/2024	1,500,000	1,514,390
Capital Auto Receivables Asset Trust, "A4", Series 2017-1, 144A, 2.22%, 3/21/2022	1,280,000	1,270,936
CPS Auto Receivables Trust:
"B", Series 2019-C, 144A, 2.63%, 8/15/2023	2,000,000	1,965,638
"B", Series 2019-B, 144A, 3.09%, 4/17/2023	1,950,000	1,934,966
"C", Series 2016-B, 144A, 4.22%, 3/15/2022	1,544,547	1,543,114
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	5,095,350	5,090,914
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,163,534	1,162,608
CPS Auto Trust, "C", Series 2016-D, 144A, 2.9%, 1/17/2023	755,795	753,891
Flagship Credit Auto Trust, "C", Series 2020-1, 144A, 2.24%, 1/15/2026	2,240,000	2,088,001
Foursight Capital Automobile Receivables Trust, "B", Series 2018-2, 144A, 3.8%, 11/15/2023	2,110,000	2,089,347
Hertz Vehicle Financing II LP, "A", Series 2017-2A, 144A, 3.29%, 10/25/2023	5,000,000	4,809,435
Santander Drive Auto Receivables Trust, "C", Series 2018-5, 3.81%, 12/16/2024	4,000,000	3,951,494
World Omni Select Auto Trust:
"C", Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,427,801
"B", Series 2018-1A, 144A, 3.68%, 7/15/2023	1,630,000	1,620,398
		48,651,141
Credit Card Receivables 0.6%
Evergreen Credit Card Trust, "C", Series 2019-2, 144A, 2.62%, 9/15/2024	1,000,000	986,066
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,312,370
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,971,412
		10,269,848
Miscellaneous 4.8%
Apidos CLO XXIV, "A1BR", Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 3.269% *, 10/20/2030	5,100,000	4,681,724
Babson CLO Ltd., "BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.219% *, 1/20/2031	2,000,000	1,807,868
Battalion CLO XV Ltd., "B", Series 2020-15A, 144A, 3-month USD-LIBOR + 1.700%, 3.362% *, 1/17/2033	5,000,000	4,252,785
BlueMountain Fuji U.S. CLO II Ltd., "A1B", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.350%, 3.169% *, 10/20/2030	4,000,000	3,683,432
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.236% *, 4/17/2031	6,000,000	5,352,210
Dell Equipment Finance Trust:
"C", Series 2019-2, 144A, 2.18%, 10/22/2024	1,750,000	1,714,809
"C", Series 2017-2, 144A, 2.73%, 10/24/2022	2,000,000	1,994,772
"D", Series 2019-1, 144A, 3.45%, 3/24/2025	2,400,000	2,402,563
"C", Series 2018-1,144A, 3.53%, 6/22/2023	2,000,000	2,007,160
"C", Series 2018-2, 144A, 3.72%, 10/22/2023	3,000,000	3,025,130
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.186% *, 4/17/2031	4,500,000	4,024,796
HPEFS Equipment Trust, "C", Series 2019-1A, 144A, 2.49%, 9/20/2029	1,140,000	1,117,043
LCM LP, "BR2", Series 2016-A, 144A, 3-month USD-LIBOR + 1.750%, 3.581% *, 10/15/2031	2,960,000	2,635,033
Madison Park Funding XII Ltd., "AR", Series 2014-12A, 144A, 3-month USD-LIBOR + 1.260%, 3.079% *, 7/20/2026	1,597,937	1,581,458
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	2,263,467	2,113,429
Neuberger Berman CLO XVII Ltd., "A2R2", Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 3.519% *, 10/21/2030	2,700,000	2,361,884
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.219% *, 10/19/2031	3,000,000	2,739,783
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.231% *, 1/15/2030	5,250,000	4,787,706
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	1,874,105	1,870,409
Transportation Finance Equipment Trust, "C", Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,212,308
Venture XXX CLO Ltd., "A2", Series 2017-30A, 144A, 3-month USD-LIBOR + 1.350%, 3.181% *, 1/15/2031	10,000,000	9,127,510
Voya CLO Ltd.:
"A1RR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.020%, 1.828% *, 4/17/2030	3,000,000	2,819,997
"A3R", Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 3.569% *, 10/18/2031	7,500,000	6,412,807
"A2AR", Series 2012-A, 144A, 3-month USD-LIBOR + 1.900%, 3.731% *, 10/15/2030	3,000,000	2,639,832
		76,366,448
Student Loans 0.1%
SLM Student Loan Trust, "A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 3.494% *, 7/25/2023	1,159,096	1,090,792
Total Asset-Backed (Cost $144,094,766)		136,378,229
Commercial Mortgage-Backed Securities 4.4%
20 Times Square Trust, "B", Series 2018-20TS, 144A , 3.1% *, 5/15/2035	2,000,000	1,903,043
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 2.135% *, 6/15/2035	6,000,000	4,721,402
BAMLL Commercial Mortgage Securities Trust, "B", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 1.855% *, 9/15/2034	9,200,000	7,807,108
BX Commercial Mortgage Trust:
"C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 1.805% *, 11/15/2035	1,823,684	1,682,079
"B", Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.300%, 2.005% *, 4/15/2034	6,500,000	5,823,232
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 1.805% *, 11/15/2034	6,210,000	5,185,663
Citigroup Commercial Mortgage Trust:
"C", Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,497,313
"M", Series 2005-EMG, 144A, 5.5%, 9/20/2051 (a)	68,671	67,368
COMM Mortgage Trust:
"AM", Series 2013-CR6, 144A, 3.147%, 3/10/2046	2,200,000	2,177,543
"AM", Series 2013-LC6, 3.282%, 1/10/2046	2,500,000	2,484,069
"B", Series 2013-CR6, 144A, 3.397%, 3/10/2046	4,238,720	4,134,388
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 1.535% *, 6/15/2033	4,500,000	4,059,416
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 0.927% *, 8/25/2026	23,493,103	1,176,206
"X1", Series K722, Interest Only, 1.308% *, 3/25/2023	14,938,880	450,185
Hospitality Mortgage Trust, "B", Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.350%, 2.055% *, 11/15/2036	4,992,055	4,085,218
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 1.655% *, 6/15/2034	7,229,985	6,332,317
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 1.955% *, 1/15/2033	2,200,000	1,925,264
Morgan Stanley Capital I Trust:
"B", Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 1.905% *, 7/15/2035	2,353,200	1,886,573
"E", Series 2005-IQ10, 144A, 5.531% *, 9/15/2042	1,674,683	1,679,434
Natixis Commercial Mortgage Securities Trust, "B", Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 1.658% *, 7/15/2033	6,500,000	6,182,940
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.055% *, 12/15/2050	40,273,792	2,331,180
"XA", Series 2017-C1, Interest Only, 1.561% *, 6/15/2050	37,065,122	2,944,116
Total Commercial Mortgage-Backed Securities (Cost $78,800,460)		70,536,057
Collateralized Mortgage Obligations 1.7%
Angel Oak Mortgage Trust, "A1", Series 2019-3, 144A, 2.93%, 5/25/2059	2,875,452	2,765,030
Ellington Financial Mortgage Trust, "A1FX", Series 2018-1, 144A, 4.14%, 10/25/2058	1,496,043	1,478,147
Federal National Mortgage Association, "FB", Series 1996-44, 1-month USD-LIBOR + 0.800%, 2.427% *, 9/25/2023	21,172	21,275
Flagstar Mortgage Trust, "A4", Series 2018-4, 144A, 4.0%, 7/25/2048	1,294,715	1,283,468
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2017-DNA1, 1-month USD-LIBOR + 1.200%, 2.147% *, 7/25/2029	671,937	668,104
"M2", Series 2016-DNA4, 1-month USD-LIBOR + 1.300%, 2.247% *, 3/25/2029	1,052,697	1,037,842
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 3.797% *, 4/25/2028	994,607	973,195
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 3.847% *, 7/25/2028	462,170	459,323
FWD Securitization Trust:
"A1", Series 2020-INV1, 144A, 2.24%, 1/25/2050	2,429,007	2,381,031
"A1", Series 2019-INV1, 144A, 2.81%, 6/25/2049	1,690,849	1,676,018
JPMorgan Mortgage Trust:
"A15", Series 2018-9, 144A, 4.0%, 2/25/2049	619,281	612,120
"A15", Series 2018-LTV1, 144A, 4.5%, 4/25/2049	345,494	344,161
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	47,334	46,653
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	109,381	108,697
PSMC Trust, "A3", Series 2018-1, 144A, 3.5%, 2/25/2048	1,089,847	1,087,445
Sequoia Mortgage Trust:
"A10", Series 2018-CH1, 144A, 4.0%, 2/25/2048	2,069,672	2,056,949
"A10", Series 2019-CH3, 144A, 4.0%, 9/25/2049	2,475,858	2,499,124
Verus Securitization Trust:
"A1", Series 2019-INV2, 144A, 2.913%, 7/25/2059	2,617,962	2,577,641
"A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059	3,126,732	2,995,487
"A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	2,297,183	2,181,579
Total Collateralized Mortgage Obligations (Cost $27,885,581)		27,253,289
Government & Agency Obligations 43.7%
Other Government Related (b) 1.8%
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	3,200,000	3,211,200
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,779,000	2,751,655
Eurasian Development Bank:
144A, 4.767%, 9/20/2022	3,000,000	3,036,468
144A, 5.0%, 9/26/2020	2,163,000	2,158,388
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020	3,000,000	3,005,892
Severstal OAO Via Steel Capital SA, 144A, 5.9%, 10/17/2022	2,000,000	2,069,080
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	1,800,975
Vnesheconombank, 144A, 6.902%, 7/9/2020	9,913,000	9,901,600
		27,935,258
U.S. Treasury Obligations 41.9%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.045%, 0.13% *, 10/31/2020 (c)	45,000,000	44,993,343
3-month U.S. Treasury Bill Money Market Yield + 0.115%, 0.2% *, 1/31/2021 (c)	45,000,000	45,013,327
3-month U.S. Treasury Bill Money Market Yield + 0.139%, 0.224% *, 4/30/2021 (c)	45,000,000	45,043,792
3-month U.S. Treasury Bill Money Market Yield + 0.154%, 0.239% *, 1/31/2022 (c)	55,000,000	54,993,871
3-month U.S. Treasury Bill Money Market Yield + 0.220%, 0.305% *, 7/31/2021 (c)	45,000,000	45,081,900
3-month U.S. Treasury Bill Money Market Yield + 0.300%, 0.385% *, 10/31/2021 (c)	55,000,000	55,158,645
U.S. Treasury Inflation-Indexed Notes:
0.125%, 1/15/2023	44,699,200	44,160,366
0.125%, 7/15/2024	43,452,400	43,545,070
0.375%, 7/15/2023	44,335,200	44,589,338
U.S. Treasury Notes:
0.5%, 3/15/2023	40,000,000	40,253,125
1.25%, 3/31/2021	20,000,000	20,224,219
1.5%, 7/15/2020	20,000,000	20,084,375
1.625%, 4/30/2023	30,000,000	31,224,609
1.75%, 11/30/2021	35,000,000	35,900,977
2.0%, 2/28/2021	20,000,000	20,351,562
2.25%, 2/15/2021	20,000,000	20,379,688
2.5%, 1/31/2021	25,000,000	25,496,094
2.75%, 5/31/2023	30,000,000	32,319,141
		668,813,442
Total Government & Agency Obligations (Cost $690,551,033)		696,748,700
Short-Term U.S. Treasury Obligations 1.4%
U.S. Treasury Bills:
0.133% **, 7/16/2020 (c) (d)	20,000,000	19,995,362
0.351% **, 9/10/2020	150,000	149,923
0.36% **, 9/10/2020	870,000	869,554
0.978% **, 9/10/2020	1,000,000	999,487
Total Short-Term U.S. Treasury Obligations (Cost $21,848,165)		22,014,326
	Shares	Value ($)
Cash Equivalents 9.7%
DWS Central Cash Management Government Fund, 0.32% (e)	139,420,400	139,420,400
DWS ESG Liquidity Fund "Capital Shares", 1.20% (e)	14,855,559	14,845,160
Total Cash Equivalents (Cost $154,275,946)		154,265,560
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,566,441,713)	96.3	1,534,922,076
Other Assets and Liabilities, Net	3.7	59,525,363
Net Assets	100.0	1,594,447,439

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 6/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (e) (f)
12,064,797	—	12,064,797 (g)	—	—	9,207	—	—	—
Cash Equivalents 9.7%
DWS Central Cash Management Government Fund, 0.32% (e)
73,209,011	2,480,076,697	2,413,865,308	—	—	2,202,621	—	139,420,400	139,420,400
DWS ESG Liquidity Fund "Capital Shares", 1.20% (e)
143,164,257	21,709,928	150,028,000	12,924	(13,949)	1,476,558	—	14,855,559	14,845,160
228,438,065	2,501,786,625	2,575,958,105	12,924	(13,949)	3,688,386	—	154,275,959	154,265,560

* Variable or floating rate security. These securities are shown at their current rate as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) Investment was valued using significant unobservable inputs.
(b) Government-backed debt issued by financial companies or government sponsored enterprises.
(c) At March 31, 2020, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(d) At March 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
LME: London Metal Exchange
OAO: Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: Stated Owned Company
SOFR: Secured Overnight Financing Rate
S&P GSCI: Standard & Poor's Goldman Sachs Commodity Index
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At March 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Gold 100 Oz Futures	USD	6/26/2020	300	49,349,896	47,898,000	(1,451,896)
Nickel Futures	USD	12/16/2020	755	75,646,538	52,575,179	(23,071,359)
Total unrealized depreciation						(24,523,255)
At March 31, 2020, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
LME Nickel Futures	USD	12/13/2021	255	22,391,062	18,170,280	4,220,782
Nickel Futures	USD	12/16/2020	500	48,450,300	34,818,000	13,632,300
Total unrealized appreciation						17,853,082
At March 31, 2020, open futures options contracts purchased were as follows:
Call Options	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Brent Crude Oil Futures, Expiration Date 6/30/2020	2,000	4/27/2020	59.0	1,202,740	100,000	(1,102,740)

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2020, open commodity-linked swap contracts were as follows:

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (h)
Long Positions
Barclays Commodity Strategy 1721 Index/BXCS1721	4/16/2020	Barclays Bank PLC	42,165,000	(0.55%)	At Expiration	(827,293)
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	4/16/2020	Barclays Bank PLC	80,000,000	—	At Expiration	10,331,723
Bloomberg Agriculute Subindex/BCOMAG	4/16/2020	BNP Paribas	15,000,000	(0.12%)	At Expiration	(215,735)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2020	JPMorgan Chase Securities, Inc.	57,672,000	(0.11%)	At Expiration	(1,432,809)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2020	Goldman Sachs & Co.	36,251,000	(0.13%)	At Expiration	(901,001)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/16/2020	Morgan Stanley	41,194,000	(0.17%)	At Expiration	(693,527)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/16/2020	Royal Bank of Canada	24,717,000	(0.18%)	At Expiration	(434,999)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/16/2020	Macquarie Bank Ltd.	82,389,000	(0.17%)	At Expiration	(1,449,549)
Bloomberg Commodity Index Live Cattle Subindex/BCOMLC	4/16/2020	Goldman Sachs & Co.	15,000,000	(0.14%)	At Expiration	(662,227)
Bloomberg Commodity Index/BCOM	4/16/2020	Barclays Bank PLC	41,194,000	(0.11%)	At Expiration	(2,060,275)
Bloomberg Commodity Index/BCOM	4/16/2020	BNP Paribas	57,672,000	(0.12%)	At Expiration	(2,948,429)
Bloomberg Commodity Index/BCOM	4/16/2020	Canadian Imperial Bank of Commerce	32,956,000	(0.13%)	At Expiration	(1,648,603)
Bloomberg Commodity Index/BCOM	4/16/2020	Credit Suisse	32,626,000	(0.11%)	At Expiration	(1,687,496)
Bloomberg Commodity Index/BCOM	4/16/2020	Societe Generale	50,000,000	(0.12%)	At Expiration	(1,484,330)
Bloomberg Kansas Wheat Subindex/BCOMKW	4/16/2020	Morgan Stanley	30,000,000	(0.17%)	At Expiration	3,122,398
Bloomberg Livestock Subindex/BCOMLI	4/16/2020	Merrill Lynch International Ltd.	15,000,000	(0.04%)	At Expiration	(109,025)
BNP Paribas 03 Alpha Index/BNPIFMN3	4/16/2020	BNP Paribas	72,590,000	(0.12%)	At Expiration	2,571,216
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	4/16/2020	Merrill Lynch International Ltd.	126,505,000	—	At Expiration	1,989,888
Citi Custom CiVICS 7 Excess Return/CVICSER7	4/16/2020	Citibank N.A.	139,406,000	(0.11%)	At Expiration	(7,659,930)
Credit Suisse Custom 10 Excess Return Index/CSCUS10E	4/16/2020	Credit Suisse	16,807,000	(0.18%)	At Expiration	(871,272)
Goldman Sachs Commodity Commitment of Traders Strategy COT3/ABGSCOT3	4/16/2020	Goldman Sachs & Co.	14,815,000	(0.35%)	At Expiration	(241,992)
Macquarie Commodity Product 708E/MQCP708E	4/16/2020	Macquarie Bank Ltd.	96,810,000	(1.0%)	At Expiration	5,921,383
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	4/16/2020	Merrill Lynch International Ltd.	65,911,000	(0.14%)	At Expiration	(3,438,464)
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	4/16/2020	Goldman Sachs & Co.	54,377,000	(0.43%)	At Expiration	(1,653,611)
Morgan Stanley Value B2R/MSCBVB2R	4/16/2020	Morgan Stanley	44,290,000	(0.45%)	At Expiration	(510,238)
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	4/16/2020	Royal Bank of Canada	32,956,000	(0.11%)	At Expiration	(802,239)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	4/16/2020	Royal Bank of Canada	24,717,000	(0.2%)	At Expiration	(604,150)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	4/16/2020	Royal Bank of Canada	55,200,000	(0.35%)	At Expiration	(985,320)
S&P GSCI Palladium Index Excess Return/SPGCPAP	4/16/2020	Morgan Stanley	15,000,000	(0.16%)	At Expiration	381,284
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	4/16/2020	Societe Generale	185,170,000	(0.17%)	At Expiration	3,020,354
Societe Generale M Po 3 U Index/SGCOL45E	4/16/2020	Societe Generale	32,956,000	(0.16%)	At Expiration	(917,173)
Societe Generale M Po 4 U Index/SGCOM15E	4/16/2020	Societe Generale	49,433,000	(0.18%)	At Expiration	(1,189,995)
UBS Custom Commodity Index/UBSIB163	4/16/2020	UBS AG	56,395,000	(0.19%)	At Expiration	(5,855,819)

Index Description		Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index		COM	49,433,000	43.8	(2,608,652)
Bloomberg Soybeans Subindex		BCOMSY	15,983,000	14.2	700,475
Bloomberg Gold Subindex		BCOMGC	(25,458,000)	22.6	(1,292,112)
Bloomberg Lean Hogs Subindex		BCOMLH	8,816,000	7.8	(1,217,964)
Bloomberg Aluminum Subindex		BCOMAL	9,681,000	8.6	(937,516)
Bloomberg ULS Diesel Subindex		BCOMHO	2,389,000	2.1	(300,832)
Bloomberg Brent Crude Subindex		BCOMCO	1,030,000	0.9	(199,218)
Total UBS Custom Commodity Index					(5,855,819)
UBS Targeted Commodity Curve Carry Strategy Index/UBSTCCIS	4/16/2020	UBS AG	51,910,000	(0.1%)	At Expiration	(1,476,629)
Total net unrealized depreciation						(15,423,884)

(h)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2020, the Fund held $310,276,505 in the Subsidiary, representing 19.0% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$427,725,915	$—	$427,725,915
Asset-Backed	—	136,378,229	—	136,378,229
Commercial Mortgage-Backed Securities	—	70,468,689	67,368	70,536,057
Collateralized Mortgage Obligations	—	27,253,289	—	27,253,289
Government & Agency Obligations	—	696,748,700	—	696,748,700
Short-Term U.S. Treasury Obligations	—	22,014,326	—	22,014,326
Short-Term Investments (i)	154,265,560	—	—	154,265,560
Derivatives (j)
Futures Contracts	17,853,082	—	—	17,853,082
Commodity-Linked Swap Contracts	—	27,338,246	—	27,338,246
Total	$172,118,642	$1,407,927,394	$67,368	$1,580,113,404
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(25,625,995)	$—	$—	$(25,625,995)
Commodity-Linked Swap Contracts	—	(42,762,130)	—	(42,762,130)
Total	$(25,625,995)	$(42,762,130)	$—	$(68,388,125)

(i)	See Consolidated Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and commodity-linked swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Commodity Contracts	$ (7,772,913)	$ (15,423,884)